Short-term borrowings and long-term debt (Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Short-term Debt [Line Items]
Loans, principally from banks, with a weighted-average interest at March 31, 2017 and March 31, 2018 of 1.86% and of 2.14% per annum, respectively	¥ 1,254,444	¥ 1,125,324
Commercial paper with a weighted-average interest at March 31, 2017 and March 31, 2018 of 1.08% and of 1.65% per annum, respectively	3,900,469	3,828,358
Short-term borrowings	¥ 5,154,913	¥ 4,953,682